Employee Benefits - Summary of Net Gratuity Cost (Details) - Gratuity and Pensions - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 28	$ 25	$ 23
Net interest on the net defined benefit liability / asset	(1)	(1)	(1)
Net gratuity cost	$ 27	$ 24	$ 22